ACCOUNTING STANDARDS AND BASIS OF PREPARATION - ECL Sensitivity (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 ARS ($)	Feb. 27, 2024 USD ($)	Dec. 31, 2022 ARS ($)
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 17,448,828
Financial assets	$ 1,861,901,319	$ 8,563	$ 1,928,871,913
Reported Loss rate	3.49%
Irregular Portfolio Coverage	236.48%
Favorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 15,715,368
Reported Loss rate	3.14%
Portfolio coverage ratio	212.98%
Unfavorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 19,595,418
Reported Loss rate	3.92%
Portfolio coverage ratio	265.57%
Gross carrying amount
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Financial assets	$ 499,903,912